INCOME TAXES (Details)	12 Months Ended
Oct. 31, 2024
HK
Effective Income Tax Rate Reconciliation [Line Items]
Applicable tax rate	16.50%
China
Effective Income Tax Rate Reconciliation [Line Items]
Applicable tax rate	25.00%